Gain/ (Loss) per Share - Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted loss available to common stockholders of Navigator Holdings Ltd (in thousands)	$ 53,473	$ (30,964)	$ (443)
Basic weighted average number of shares	77,234,830	64,669,567	55,885,376
Effect of dilutive potential share options:	323,664,000	0	0
Diluted weighted average number of shares	77,558,494	64,669,567	55,885,376